UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 7/31/12

Item 1.  Schedule of Investments.

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS
July 31, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 66.0%
	AIRLINES - 15.3%
$ 1,664,894	Continental Airlines 2006-1 Class G Pass Through Trust (a)	0.8169	6/2/2013	$ 1,623,272
3,676,000	JetBlue Airways B-1 (Spare Parts) Pass Through Trust (a,b)	3.3356	1/2/2014	3,510,580
				5,133,852
	APPAREL - 2.2%
744,000	Hanesbrands, Inc. (a)	4.1129	12/15/2014	744,007

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.0%
1,789,000	General Cable Corp. (a)	2.8356	4/1/2015	1,672,715

	ENTERTAINMENT - 4.1%
1,226,000	Lions Gate Entertainment, Inc.	10.2500	11/1/2016	1,365,457

	ENVIRONMENTAL CONTROL - 2.5%
805,000	Clean Harbors, Inc.	7.6250	8/15/2016	830,156

	FOOD - 2.5%
1,822,000	Nash Finch Co. (a)	1.6314	3/15/2035	849,507

	FOREST PRODUCTS & PAPER - 2.2%
710,000	Neenah Paper, Inc.	7.3750	11/15/2014	715,325

	GAS - 1.7%
536,000	Sabine Pass LNG LP	7.2500	11/30/2013	557,440

	INTERNET - 5.2%
1,476,000	Expedia, Inc.	7.4560	8/15/2018	1,725,738

	LODGING - 3.0%
1,008,000	MGM Resorts International	6.7500	9/1/2012	1,013,040

	RETAIL - 22.3%
2,238,000	Collective Brands, Inc.	8.2500	8/1/2013	2,246,415
777,000	Dillard's, Inc.	6.6250	1/15/2018	803,224
702,000	Dillard's, Inc.	7.8500	10/1/2012	706,395
1,435,000	JC Penney Corp., Inc.	7.9500	4/1/2017	1,379,394
2,308,000	PEP Boys - Manny, Moe & Jack	7.5000	12/15/2014	2,336,873
				7,472,301

	TOTAL BONDS & NOTES (Cost - $22,143,721)			22,079,538

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value

	CONVERTIBLE BONDS - 25.2%
	COMMERCIAL SERVICES - 9.7%
$ 1,636,000	Euronet Worldwide, Inc.	3.5000	10/15/2025	$ 1,640,090
1,671,000	Live Nation Entertainment, Inc.	2.8750	7/15/2027	1,610,426
				3,250,516
	COMPUTERS - 2.7%
919,000	SanDisk Corp.	1.0000	5/15/2013	909,810

	ENVIRONMENTAL CONTROL - 1.6%
556,000	Rentech, Inc.	4.0000	4/15/2013	553,220

	MINING - 4.5%
1,500,000	Kinross Gold Corp.	1.7500	3/15/2028	1,490,625

	TELECOMMUNICATIONS - 6.7%
2,327,000	Alcatel-Lucent USA, Inc.	2.8750	6/15/2025	2,251,372

	TOTAL CONVERTIBLE BONDS (Cost - $8,204,601)			8,455,543
Shares
	SHORT-TERM INVESTMENTS - 7.7%
	MONEY MARKET FUND - 7.7%
2,580,848	Fidelity Institutional Money Market Government Portfolio, to yield 0.18% (Cost - $2,580,848) (c)			2,580,848

	TOTAL INVESTMENTS - 98.9% (Cost - $32,929,170) (d)			$ 33,115,929
	OTHER ASSETS LESS LIABILITIES - 1.1%			359,302
	NET ASSETS - 100.0%			$ 33,475,231

(a)	Variable rate security - interest rate subject to periodic change.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At July 31, 2012 these securities amounted
	to $3,510,580 or 10.49% of net assets.
(c)	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2012.
(d)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 439,547
	Unrealized depreciation:			(252,788)
	Net unrealized appreciation:			$ 186,759

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability,
	either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market,
	price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,
	representing the Fund's own assumptions about the assumptions a market participant would use in valuing the
	asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 22,079,538	$ -	$ 22,079,538
Convertible Bonds	-	8,455,543	-	8,455,543
Short-Term Investments	2,580,848	-	-	2,580,848
Total	$ 2,580,848	$ 30,535,081	$ -	$ 33,115,929

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       9/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       9/24/12

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       9/24/12